INCOME TAXES - Narrative (Details) $ in Millions	Dec. 31, 2021 USD ($)
Tax Year 2034
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 169.1
No Expiration Date
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	351.2
U.S Federal | Subsidiaries
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 520.3